OIL AND GAS SALES AND MARKETING REVENUES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Gross sales	¥ 202,635		¥ 191,966	¥ 156,828
Less: Royalties	(4,432)		(4,215)	(3,226)
PRC government's share of oil	(1,030)		(1,194)	(1,190)
Oil and gas sales	197,173	$ 28,322	186,557	152,412
Marketing revenues	¥ 30,867	$ 4,434	¥ 35,830	¥ 28,907
Maximum [member]
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Period of payment after the delivery of oil and gas	30 days	30 days
Period between payment and transfer of associated goods for contract applying practical expedient	1 year	1 year